Property, plant and equipment, net (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 79	$ 32	$ 343	$ 235
Software Development [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 79	$ 32	$ 343	$ 235